Investment Objectives and Goals - The Trenchless Fund ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Trenchless Fund ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Trenchless Fund ETF (the “Fund”) seeks capital appreciation.